UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-MDL-FUND

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT





                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND



                               ------------------
                                       MDL
                               ------------------















                                 APRIL 30, 2004

--------------------------------------------------------------------------------

THE MDL FUNDS

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ....................................................  1

Statement of Operations ....................................................  3

Statement of Changes in Net Assets .........................................  4

Financial Highlights .......................................................  5

Notes to Financial Statements ..............................................  6
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
April 30, 2004                                                       (Unaudited)

                                                            Face          Market
MDL BROAD MARKET                                           Amount         Value
FIXED INCOME FUND                                           (000)         (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (48.3%)
   U.S. Treasury Bond
        5.375%, 02/15/31                                   $1,416       $ 1,435
   U.S. Treasury Notes
        4.250%, 08/15/13                                      825           811
        4.250%, 11/15/13                                      497           488
        3.250%, 08/15/08                                    1,385         1,376
        3.000%, 02/15/09                                    2,000         1,949
        2.625%, 05/15/08                                      449           437
        2.250%, 04/30/06                                    1,415         1,413
        2.000%, 05/15/06                                    3,400         3,377
        1.875%, 12/31/05                                    1,300         1,295
        1.500%, 03/31/06                                    7,195         7,095
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $19,882)                                                        19,676
                                                                        -------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (37.8%)
   FHLMC
        5.000%, 09/01/13                                      736           743
   FNMA
        7.000%, 01/01/31                                      186           197
        7.000%, 05/01/32                                      655           693
        6.500%, 11/01/28                                      140           146
        6.500%, 07/01/31                                       12            13
        6.500%, 10/01/31                                      217           226
        6.500%, 02/01/32                                      269           280
        6.000%, 02/01/32                                      378           387
        6.000%, 11/01/32                                      514           526
        6.000%, 03/01/33                                    2,090         2,140
        6.000%, 01/01/34                                    1,457         1,491
        5.000%, 11/01/12                                      445           457
        5.000%, 06/01/13                                      372           378
        5.000%, 08/01/13                                      416           423
        5.000%, 10/01/13                                      389           396
        4.500%, 11/01/10                                      827           835
        2.500%, 06/15/06                                      950           948
   GNMA
        7.500%, 06/15/28                                       11            12
        7.500%, 09/15/29                                      149           160
        7.500%, 11/15/29                                       15            16
        7.500%, 03/15/31                                       61            66
        7.000%, 06/15/32                                      447           475
        7.000%, 07/15/32                                      308           327
        6.500%, 01/15/26                                       32            33
        6.500%, 04/15/26                                       33            35
        6.500%, 12/15/27                                        2             2
        6.500%, 06/15/28                                      112           118
        6.500%, 10/15/28                                       71            74
        6.500%, 04/15/29                                       69            72
        6.500%, 12/15/30                                      587           613
        6.500%, 07/15/31                                       28            29
        6.500%, 01/15/32                                      643           671
        6.500%, 03/15/32                                      293           306

                                                            Face          Market
                                                           Amount         Value
                                                            (000)         (000)
--------------------------------------------------------------------------------
        6.000%, 10/15/31                                  $   656       $   672
        6.000%, 01/15/32                                       37            38
        6.000%, 02/15/32                                    1,397         1,433
                                                                        -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $15,291)                                                        15,431
                                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.7%)
   FHLMC
        4.750%, 10/11/12                                      800           781
        4.125%, 02/24/11                                    1,720         1,663
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                                        6             6
   FNMA
        4.750%, 02/21/13                                      730           709
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,242)                                                          3,159
                                                                        -------

CORPORATE OBLIGATIONS (3.5%)
   American Express
     4.875%, 07/15/13                                         472           465
   General Electric
     5.000%, 02/01/13                                         325           323
   Morgan Stanley
     4.750%, 04/01/14                                         325           304
   SLM, MTN
     5.050%, 11/14/14                                         358           347
                                                                        -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,459)                                                          1,439
                                                                        -------

REPURCHASE AGREEMENT (2.1%)
   Morgan Stanley Dean Witter,
     0.750%, dated 04/30/04,
     to be repurchased on
     05/03/04, repurchase price
     $848,089 (collateralized by
     U.S. Treasury Bond, total
     market value $864,997)
     (Cost $848)                                              848           848
                                                                        -------
TOTAL INVESTMENTS (99.4%)
   (Cost $40,722)                                                        40,553
                                                                        -------

OTHER ASSETS AND LIABILITIES (0.6%)
   Administration Fees Payable                                               (6)
   Other Assets and Liabilities, Net                                        233
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                          227
                                                                        -------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2004                                                       (Unaudited)


MDL BROAD MARKET                                                          Value
FIXED INCOME FUND                                                         (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,018,818 outstanding
     shares of beneficial interest                                      $41,513
   Accumulated net realized loss
     on investments                                                        (564)
   Net unrealized depreciation
     on investments                                                        (169)
                                                                        -------
TOTAL NET ASSETS (100.0%)                                               $40,780
                                                                        =======
   Net Asset Value, Offering and Redemption
     Price Per Share                                                     $10.15
                                                                        =======
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2004                                                           (Unaudited)

                                                                                                        MDL BROAD
                                                                                                      MARKET FIXED
                                                                                                       INCOME FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income..................................................................................      $ 836
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income.......................................................................         836
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.........................................................................         94
   Administration Fees..............................................................................         40
   Trustees' Fees...................................................................................          2
   Transfer Agent Fees..............................................................................         21
   Professional Fees................................................................................         20
   Registration and Filing Fees.....................................................................          7
   Printing Fees....................................................................................          7
   Custodian Fees...................................................................................          4
   Insurance and Other Fees.........................................................................          3
-------------------------------------------------------------------------------------------------------------------
   Total Expenses...................................................................................        198
-------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived............................................................        (31)
   Directed Brokerage Fees..........................................................................         --
-------------------------------------------------------------------------------------------------------------------
   Net Expenses.....................................................................................        167
-------------------------------------------------------------------------------------------------------------------
Net Investment Income...............................................................................        669
-------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on Investments ................................................................       (476)
   Net Change in Unrealized Depreciation on Investments ............................................       (378)
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments...............................................        (854)
-------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting From Operations.............................................      $(185)
-------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the six-month period ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                                                                  MDL BROAD
                                                                                                MARKET FIXED
                                                                                                 INCOME FUND
                                                                                             -------------------
                                                                                                2004      2003
-------------------------------------------------------------------------------------------------------------------

Operations:
   Net Investment Income...............................................................      $   669   $ 1,262
   Net Realized Gain (Loss) on Investments..............................................        (476)      302
   Net Change in Unrealized Depreciation on Investments ...............................         (378)   (1,230)
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations.....................         (185)      334
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ..............................................................         (670)   (1,421)
   Net Realized Gain...................................................................         (231)     (246)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions...................................................         (901)   (1,667)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................................        1,741     4,597
   In Lieu of Dividends and Distributions .............................................          891     1,653
   Redeemed ...........................................................................       (2,683)   (6,694)
-------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital Share Transactions .........................          (51)     (444)
-------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets .......................................................       (1,137)   (1,777)
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................................       41,917    43,694
-------------------------------------------------------------------------------------------------------------------
   End of Period (Includes Undistributed Net Investment Income
     of $0 and $1, respectively).......................................................      $40,780   $41,917
-------------------------------------------------------------------------------------------------------------------
Share Transactions:
   Issued .............................................................................          168       431
   In Lieu of Dividends and Distributions .............................................           86       156
   Redeemed ...........................................................................         (258)     (631)
-------------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding from Share Transactions..........................           (4)      (44)
===================================================================================================================




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

For the six-month period ended April 30, 2004 (Unaudited) and for the periods ended October 31,





                      Net                                                                         Distributions
                     Asset                      Realized and        Total          Dividends           from             Total
                    Value,           Net         Unrealized          from           from Net         Realized         Dividends
                  Beginning       Investment     Gain (Loss)      Investment       Investment         Capital            and
                  of Period         Income     on Securities      Operations         Income            Gains       Distributions
                 ----------       ---------    -------------      ----------       ----------      -------------   -------------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2004*               $10.42          $0.17          $(0.21)          $(0.04)          $(0.17)          $(0.06)          $(0.23)
2003                 10.74           0.35           (0.26)            0.09            (0.35)           (0.06)           (0.41)
2002                 11.06           0.41           (0.13)(1)         0.28            (0.41)           (0.19)           (0.60)
2001(2)               9.93           0.51            1.13             1.64            (0.51)              --            (0.51)
2000                  9.76           0.50            0.17             0.67            (0.50)              --            (0.50)
1999                 10.48           0.44           (0.73)           (0.29)           (0.43)              --            (0.43)


                                                                                                      Ratio
                                                                                                   of Expenses
                                                                                      Ratio        to Average
                      Net                           Net                              of Net        Net Assets
                     Asset                        Assets,           Ratio          Investment      (Excluding
                    Value,                          End          of Expenses         Income        Waivers and       Portfolio
                      End           Total        of Period        to Average       to Average        Directed         Turnover
                  of Period        Return+         (000)          Net Assets       Net Assets       Brokerage)         Rate
                  ---------        -------       ---------       -----------       ----------      ------------      ---------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2004*               $10.15          (0.47)%       $40,780             0.80%            3.20%            0.95%          225.05%
2003                 10.42           0.84          41,917             0.87             2.91             0.93           349.75
2002                 10.74           2.82          43,694             0.90             3.91             1.10           117.97
2001(2)              11.06          16.99          26,723             0.90             4.90             1.23           183.72
2000                  9.93           7.13          23,593             0.90             5.11             1.21           168.42
1999                  9.76          (2.80)         20,792             0.90             4.40             1.50           198.83

  + Total return is for the period indicated and has not been annualized.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
  * For the six month period ended April 30, 2004. All ratios have been annualized.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gain on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.
(2) The information set forth in this table for the periods prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund, a series of The Advisors' Inner Circle Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2004                                                       (Unaudited)


1.  ORGANIZATION:

THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Investments in debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which market quotations are not readily available, of which there are none as of April 30, 2004, are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     INVESTING IN GOVERNMENT SPONSORED ENTERPRISES -- The Fund invests in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae, FHLB's are neither guaranteed nor insured by the United States Government.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly for the Fund. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS
April 30, 2004                                                       (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six month period ended April 30, 2004, the Fund's expenses were reduced by $446 under this arrangement.

For the six month period ended April 30, 2004, there was no effect on the Fund's expense ratio due to directed brokerage fees.

4. ADMINISTRATION, DISTRIBUTION AND
   TRANSFER AGENT AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.125% on the first $100 million of average daily net assets; 0.10% on the next $150 million of average net assets; and 0.08% on average net assets over $250 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.


5.  INVESTMENT ADVISORY AND CUSTODIAN
    AGREEMENTS:

The Trust and MDL Advisers, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000, under which the Adviser receives an annual fee equal to 0.45% of the average daily net assets of the Fund. On March 1, 2004, the Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.60% of the average daily net assets. Prior to March 1, 2004, the Adviser had voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.90% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2004, are as follows (000):

Purchases
     U.S. Government ..............................................     $75,659
     Other ........................................................      14,540
Sales
     U.S. Government ...............................................     75,730
     Other .........................................................     14,776

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2004


The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                           ORDINARY         LONG-TERM
                            INCOME         CAPITAL GAIN             TOTAL
                          ----------       ------------             ------
     2003                   $1,523             $144                 $1,667
     2002                    1,912               75                  1,987

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income .....................................  $ 145
Undistributed Long-Term Capital Gains .............................    193
Unrealized Appreciation ...........................................    122
Other Temporary Differences .......................................   (107)
                                                                     -----
Total Distributable Earnings ......................................  $ 353
                                                                     -----

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2004, was as follows (000):

                                               NET
    FEDERAL           APPRECIATED          DEPRECIATED            UNREALIZED
    TAX COST          SECURITIES            SECURITIES           DEPRECIATION
    --------          ----------           -----------           ------------
    $40,722              $206                 $(375)                 $(169)


8.  OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

NOTES

--------------------------------------------------------------------------------

     THE MDL FUNDS:
     MDL Broad Market Fixed Income Fund

     INVESTMENT ADVISER:
     MDL Advisers, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT ACCOUNTANTS
     Deloitte & Touche LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described. Investors should read the prospectus carefully before investing.













     MDL-SA-002-0300

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The MDL Funds


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.